(ICON)
Prudential
Global
Genesis
Fund, Inc.

ANNUAL
REPORT
May 31, 1997

(LOGO)

Prudential Global Genesis Fund, Inc.

Performance At A Glance.
Although small company stocks around the world performed well over the last half year, and historically do outperform those of larger companies, these stocks grew grudgingly over the
12 months ended
May 31, 1997. Still, your Prudential
Global
Genesis Fund fared
better than most, handily beating the
Lipper
Global Small
Company Fund Average. We benefited from
our stock
selection
in Europe and the U.S. -- the two
regions of the
world where
we had our largest holdings and where
stocks
performed the
best.


One
Three    Five       Since

Year
Years    Years    Inception2
Cumulative            Class A
6.7%
25.2%   90.4%       93.6%
Total                 Class B
5.8
22.2    83.1       145.9
Returns1              Class C
5.8
N/A      N/A        20.8
As of 5/31/97         Class Z
N/A
N/A      N/A        13.9
                      Lipper Global
                      Small Co. Fund
Avg3    4.02
44.03   75.8        ***

                                    One
Three
Five       Since
                                    Year
Years
Years    Inception2
Average                  Class A    6.3%
7.3%
13.9%       8.9%
Annual                   Class B    5.9
7.4
14.1       10.3
Total                    Class C    9.9
N/A
N/A         7.6
Returns1
As of 6/30/97

Past performance is not indicative of
future
results. Principal
and investment return will fluctuate so
that an
investor's shares,
when redeemed, may be worth more or less than their original cost.

1Source: Prudential Investments Fund
Management
and Lipper
Analytical Services. The cumulative
total returns
do not
take into account sales charges. The
average
annual returns
do take into account applicable sales
charges. The
Fund
charges a maximum front-end sales load
of 5% for
Class A
shares and a declining contingent
deferred sales
charge
(CDSC) of 5%, 4%, 3%, 2%, 1% and 1% for
six years,
for
Class B shares. Class C shares have a 1%
CDSC for
one year.
Class B shares will automatically
convert to Class
A shares
on a quarterly basis, approximately
seven years
after purchase.
Class Z shares are not subject to a
sales charge
or distribution
fee. Since Class Z shares have been in
existence
less than one
year average annual total returns are
not
presented.

2Inception dates:  1/22/90 Class A;
1/29/88 Class
B;
8/1/94 Class C and 9/13/96 Class Z.

3Lipper average returns are 28 funds for one year,
15 funds
for three years, and  nine funds for
five years.

*** Lipper Since Inceptions returns are:
Class A,
113.6% for
five funds; Class B, 179.7% for three
funds; Class
C, 35.7%
for 17 funds and Class Z, 6.5% for 28
funds.

How Investments Compared.
   (As of 5/31/97)
       (GRAPH)

Source: Lipper Analytical Services.
Financial
markets change, so
a mutual fund's past performance should
never be
used to predict
future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several
Lipper mutual fund categories to show
you that
reaching for
higher returns means tolerating more
risk. The
greater the
risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns.
These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal.
Investors have
received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income
than stock
funds,
which can help smooth out their total
returns year
by year.
But their prices still fluctuate
(sometimes
significantly)
and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in
bonds
issued by
state governments, state agencies and/or municipalities.
This investment provides income that is usually exempt from federal and state income taxes.

Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Steve Auth, Fund Manager
(PHOTO)

Portfolio Manager's
Report

The Prudential Global Genesis Fund seeks to achieve long-term growth of capital by primarily investing in common stocks and other equity securities of smaller foreign and
U.S. companies.
The Fund is subject to all the risks
associated
with foreign
investing, including currency, political and social risks, and potential illiquidity. There can be no assurance that the Fund will achieve its investment goal.

Our World Class Teams.
Steve Auth and his regional investment
teams spend
most of their time visiting small,
growing
companies
around the world. They follow these
stocks
closely,
utilizing a consistent investment
discipline to
keep
the Fund invested in those stocks which, based on their analysis, have the most appreciation potential in the months ahead.

Strategy Session.
Our two largest regional holdings remain the
United States, which
we increased significantly to 43% of
total
investments as of May
31, 1997 from 31% a year earlier and
Continental
Europe, which
we shaved to 16% of total investments
from 19% a
year earlier.

    Portfolio Breakdown.
 Expressed as a percentage of
total investments as of 5/31/97.
        (PIE CHART)

U.S. stocks make up about 55%  of the
world's
small cap market
capitalization, so we expect to
typically invest
between 35%
and 65% of the Fund in the U.S.  We
believe that
these stocks
are significantly undervalued when
compared with
larger U.S.
companies. As large company stock prices generally remain at record levels, we expect that investors will begin moving into smaller stocks.

In Europe, we continue to favor
companies in new,
growing
industries and those in the early stages of corporate restructuring. Two of our strongest performers since November were in the latter category, and we continue to have substantial positions in both, expecting more restructuring-driven earnings.
However, we have cut back overall
because of the
market's strong
performance since November and concerns
about the
new government
in France, with its potentially negative impact on the outlook for a unified European currency.

We are holding 16% of the Fund in
Southeast Asia,
down slightly
over the last year, and nearly tripled
our
holdings in Japan,
to 11% of total investments. Both
regions have
trailed the
world's equity markets in performance
recently,
but we are
expecting improvement over the rest of
1997. Japan
continues
to undergo a wrenching restructuring,
but small
company stocks
there were one of the best performing
stock groups
in the world
in the second quarter. Despite weak
regional
performance, we
did very well with a number of our
holdings in
Hong Kong.

What Went Well.

U.S. Stocks
Worked Nicely.

Our U.S. stocks worked nicely for us,
gaining 11%
over the
12-month reporting period. We
capitalized on the
technology
sell-off early in the first quarter of
1997 by
increasing our
holdings in a number of companies with
solid
franchises and
very attractive fundamentals.

Big winners of the past six months
included: Asyst
Technologies,
a maker of mini-clean room environments
for
semiconductor labs;
Hadco, a maker of multi-layered PCB
boards used in
computer and
telecommunications products; and Etec,
the
dominant U.S.
supplier of electronic photo mask making equipment.

European Successes.
We also did well in Europe, where Le
Carbon
Lorraine, a French
industrial systems manufacturer, and
Mikron
Holdings, a Swiss
machine tool maker, contributed
significantly to
results, as
major asset sales and cost cutting led
to
earnings that far
exceeded expectations. Baan, a Dutch
computer
services/software
company, and Kuoni Reisen, a Swiss tour
business
operator,  were
newly emerging growth companies that
performed
well.

Hong Kong Industrials.
The Fund has holdings in several small
industrial
companies
in Hong Kong that provide products to
labor-
intensive industries
moving into China, or that operate labor-intensive factories producing goods for global export. Among the latter, Wong's, a maker of PCB boards, was one of several good performers for us during the past six months.

And Not So Well.
After we nearly tripled our holdings in
Japan,
stocks there
hit yet another down draft,  dragging
many small
cap companies
down. Yet, as noted earlier, the stocks
later
rallied significantly.
We remain firm in our commitment to
maintain our
Japanese holdings.
Newly emerging companies in Japan can
potentially
grow much faster
than some of the country's large
industrial firms,
yet in many cases
are trading at substantial discounts to
the
broader market.

Five Largest
Holdings.

1.5% Quanex Corp.
     Steels & Metals (U.S.)
1.5% Scientific Games
     Holdings Corp.
     Miscellaneous (U.S.)
1.5% Allied Products Corp.
     Diversified Industries (U.S.)
1.4% Wolverine Tube, Inc.
     Steels & Metals (U.S.)
1.4% Wyle Electronics
     Electronics (U.S.)

Expressed as a percentage of total
investments as of 5/31/97.

Looking Ahead.
We believe that the Fund's positive
performance
over the
most recent six months ending May 31,
1997 will
carry forward
through the remainder of 1997 and
beyond. With
U.S. large company
stocks trading at prices near 20 times
earnings,
and earnings
growth likely to slow as operating
margin
improvements grow
more difficult to attain, we think there are better places to look for returns. We believe the Fund is positioned to benefit from its primary focus on U.S.
and
international
small company stocks as investment
alternatives.
And we
also believe that  the Fund's holdings
have
significantly
better earnings growth potential in what will otherwise be a slow-growth world.

President's Letter
July 22, 1997
(PHOTO)

Dear Shareholder:

With the midpoint of 1997 behind us, I'm pleased to report that the recent news from the financial markets has been decidedly upbeat. The Dow Jones Industrial Average has gained more than
20% through the end of June, while lower long-term interest rates have made bonds an attractive investment.

This stands in contrast to April when
the Dow fell
10% from a
record high on fears of higher interest rates and surging inflation. Interest rates have since fallen as the economy slowed and the Dow has reached several new highs.

The market swings we've seen this year
illustrate
the
importance of  "staying the course" to
your
financial
goal. We realize that maintaining
investment
discipline
when faced with market uncertainty isn't easy.
Here are
some thoughts that may help:

--  Keep Your Expectations Realistic.
The best
investors
know that financial markets rise and
fall -- and
so too,
will the value of their investments.
Over time,
however,
stocks have been shown to produce very
attractive
returns
that were well ahead of inflation. And
where
income is
the primary goal, bonds have also
provided
attractive returns.

--  Remember Your Time Horizon. If your
investment
goals are
long term (several years or more), so
should your
time horizon.
During this period, it's not unusual for stocks and bonds to experience several periods of market uncertainty.

--  We're On Your Side. Your Prudential
Securities
Financial
Advisor or Pruco Securities Registered
Representative can help
you understand what's happening  in the
financial
markets.
They can assist you in making informed
decisions
based upon a
thorough knowledge of your financial
needs and
long-term
goals. Call him  or her today.

Thank you for your continued confidence
in
Prudential mutual
funds. We'll do everything we can to
keep you
informed and
to earn your trust.

Sincerely,

Brian M. Storms President,
Prudential Mutual Funds & Annuities

Portfolio of Investments
as of May 31, 1997
PRUDENTIAL
GLOBAL GENESIS FUND, INC.
----------------------------------------
----------
----------
----------------------------------------
----------
----------

Value
Shares      Description
(Note 1)
    ------------------------------------
----------
-----------
LONG-TERM INVESTMENTS--87.2%
COMMON STOCKS--85.3%
    ------------------------------------
----------
-----------
Australia--0.9%
   270,300   Burswood Property Trust
                (Leisure & Tourism)
$     329,057
   320,150   Goodman Fielder, Ltd. (Food
                Processing)
414,103
    70,000   Publishing & Broadcasting,
Ltd.
                (Broadcasting &
Publishing)
371,224
   174,500   Reinsurance Australia Corp.
                (Financial Services)
550,997

-------------

1,665,381
----------------------------------------
----------
----------
Belgium--0.2%
       873   Deceuninck Plastics
Industries N.V.
                (Building Materials &
                Components)
169,100
     4,344   Neuhaus* (Manufacturing)
264,028

-------------

433,128
----------------------------------------
----------
----------
Canada--1.3%
    32,200   International Verifact,
Inc.*
                (Computers)
178,808
    50,600   Laurentian Bank of Canada
(Banking)
947,924
   127,800   Le Groupe Videotron, Ltd.
                (Telecommunications)
1,039,326
    19,700   LGS Group, Inc. (Computer
Software
                & Services)
128,024

-------------

2,294,082
----------------------------------------
----------
----------
Denmark--0.1%
       644   Falck A/S
(Security/Investigation
                Services)
176,483
----------------------------------------
----------
----------
Finland--0.2%
    33,788   YIT-Yhtyma OY (Building &
                Construction)
446,323
Federal Republic of Germany--1.4%
     5,876   Adidas AG (Recreation &
Other
                Consumer Goods)
$     617,057
     1,082   Buderus AG (Machinery &
                Engineering)
551,944
    10,622   Pfandbriefbank Hypothek
(Banking)
625,923
     3,999   Schwarz Pharma AG
(Pharmaceuticals)
297,785
     3,018   SGL Carbon (Industrial
Components)
437,084

-------------

2,529,793
----------------------------------------
----------
----------
France--1.9%
    35,420   Activcard*
(Security/Investigation
                Services)
185,955
     2,560   Electronique D2 S.A.
(Computers)
353,291
     3,178   GFI Industries S.A.
(Machinery &
                Engineering)
449,610
       325   Grande Paroisse S.A.
(Fertilizer)
24,084
     3,395   Le Carbone Lorraine
(Industrial
                Materials)
789,713
    27,529   Lectra Systemes* (Computer
Software
                & Services)
102,504
     8,338   Legris Industries S.A.
(Industrial
                Machinery)
361,849
     5,609   Sidel S.A. (Industrial
Machinery)
394,335
     4,514   Societe Technip (Mutli-
Industry)
464,666
     5,071   Worms et Compagnie
(Financial
                Services)
303,695

-------------

3,429,702
----------------------------------------
----------
----------
Hong Kong--7.3%
   650,000   ASM Pacific Technology,
Ltd.
                (Machinery &
Engineering)
436,213
    50,000   Cheung Kong (Holdings),
Ltd. (Real
                Estate)
511,389
    98,000   China Resources
Enterprises*
                (Conglomerate)
344,015
    21,000   Dao Heng Bank Group, Ltd.
(Banking)
107,595

----------------------------------------
----------
------------------------------
                                     ---
--
See Notes to Financial Statements.     3

Portfolio of Investments as
of May 31, 1997
PRUDENTIAL
GLOBAL GENESIS FUND, INC.
----------------------------------------
----------
----------

Value
Shares      Description
(Note 1)
    ------------------------------------
----------
-----------
Hong Kong (cont'd.)
   840,000   Esprit Asia Holdings, Ltd.
(Retail)
$     458,024
 1,338,400   First Sign International
Holdings,
                Ltd. (Textiles)
281,466
    37,000   Henderson Land Development
Co., Ltd
                (Real Estate)
360,521
 1,686,000   Hon Kwok Land Investment,
Ltd.
                (Real Estate)
592,934
    93,000   Hong Kong & Shanghai
Hotels, Ltd.
                (Leisure & Tourism)
144,028
   123,500   Hongkong Electric Holdings
(Energy
                Sources)
444,686
     8,400   HSBC Holdings PLC
(Financial
                Services)
254,759
   104,000   Hysan Development Co., Ltd.
(Real
                Estate)
346,957
 1,350,000   Innovative International
Holdings,
                Ltd. (Electrical &
Electronics)
753,533
   920,000   International Bank Of Asia
                (Banking)
670,840
   738,000   JCG Holdings, Ltd.
(Financial
                Services)
590,514
     6,032   Ka Wah Bank, Ltd.*
                (Rights) expiring
7/17/99
                (Banking)
1,966
 2,902,000   KingBoard Chemical
Holdings, Ltd.
                (Electronic Components)
889,495
   464,000   Li & Fung, Ltd. (Consumer
Products)
461,096
 2,350,000   Lung Kee (Bermuda)
Holdings, Ltd.
                (Industrial Components)
773,376
   330,000   National Mutual Asia, Ltd.
                (Insurance)
359,876
   412,000   QPL International Holdings,
Ltd.*
                (Electronic Components)
332,322
 1,000,000   Regal Hotels International
(Leisure
                & Tourism)
316,190
     8,000   Sun Hung Kai Properties,
Ltd. (Real
                Estate)
98,342
    34,500   Swire Pacific, Ltd.
(Conglomerate)
289,411
   280,000   Union Bank of Hong Kong,
Ltd.
                (Banking)
625,153
 1,213,000   Universal Appliances, Ltd.*
                (Consumer Products)
83,312
   472,500   Varitronix International,
Ltd.
                (Electronic Components)
862,861
    67,000   Wharf (Holdings) Ltd. (Real
Estate)
300,045
   124,000   Wing Hang Bank, Ltd.
(Banking)
590,514
 1,697,000   Wong's International
Holdings, Ltd.
                (Electronic Components)
$     750,110
   339,400   Wong's International
Holdings, Ltd.
                (Warrants) expiring
5/31/00
                (Electronic Components)
--

-------------

13,031,543
----------------------------------------
----------
----------
Indonesia--0.7%
    44,000   Bank Tiara Asia (Banking)
53,339
   159,500   Budi Acid Jaya (Chemicals)
192,534
    64,000   Citra Marga Nusadh
(Transportation
                - Road)
63,777
    86,000   Darya Varia Laboratoria
                (Pharmaceuticals)
111,321
    52,000   Indo Rama Synthetics
(India), Ltd.
                (Textiles)
43,805
   120,000   Lippo Bank (Banking)
120,814
    99,000   London Sumatra*
                (Food Manufacturing)
266,468
   150,500   Semen Cibinong (Building
Materials
                & Components)
375,709

-------------

1,227,767
----------------------------------------
----------
----------
Ireland--0.7%
   374,800   Fyffes PLC (Food/Drug
Retail)
546,929
    48,875   Greencore Group PLC (Foods)
252,428
    15,257   Irish Life PLC (Insurance)
78,299
   310,890   Waterford Wedgewood PLC
                (Merchandising)
402,694

-------------

1,280,350
----------------------------------------
----------
----------
Japan--10.4%
       800   ADO Electronic Industrial
Co., Ltd.
                (Electronic Components)
18,589
    10,520   Advantest Corp. (Electronic
                Components &
Instruments)
717,026
    22,200   Create Medic Co. (Health
Care)
229,260
    12,000   Daiseki Co., Ltd.
(Commercial
                Services)
233,391
    61,000   Daiwa Industries, Ltd.
                (Manufacturing)
523,907
    48,000   Descente, Ltd. (Apparel)
229,260
    15,800   Doutor Coffee Co., Ltd.
                (Restaurants)
584,682
    53,000   Fujikura Rubber (Rubber)
260,895
    54,000   Furusato Industries
(Building
                Materials & Components)
557,659

----------------------------------------
----------
------------------------------
                                     ---
--
See Notes to Financial Statements.     4

Portfolio of Investments as
of May 31, 1997
PRUDENTIAL GLOBAL GENESIS FUND, INC.
----------------------------------------
----------
----------

Value
Shares      Description
(Note 1)
    ------------------------------------
----------
-----------
Japan (cont'd.)
    19,300   Geomatec Co. (Electronic
                Components)
$     443,468
    11,000   H.I.S. Co., Ltd. (Leisure &
                Tourism)
558,520
    39,000   Ibiden Co., Ltd.
(Electronic
                Components)
594,062
    28,000   Ito En, Ltd. (Beverages)
578,313
    29,000   Japan Asia Investment Co.,
Ltd.
                (Financial Services)
194,664
    45,800   Jonathans Co., Ltd.
(Restaurants)
605,017
    17,000   Kaga Electronics
(Electronic
                Components)
188,882
    15,000   Kimoto Co., Ltd.
(Miscellaneous)
193,632
    29,000   King Jim (Office Equipment
&
                Supplies)
554,045
     7,000   Komatsu Wall Industry
(Office
                Equipment & Supplies)
109,940
    15,900   Matsumotokiyoshi (Retail)
630,800
    57,000   Meiden Engineering Co.
(Engineering
                & Equipment)
529,776
       880   Ministop Co., Ltd.
(Food/Drug
                Retail)
28,021
    20,000   Mirai Industry Co., Ltd.
                (Miscellaneous)
416,523
    21,900   Misumi Corp. (Industrial
                Components)
508,864
    11,800   Mitsui High-Tec (Industrial
                Components)
279,260
    28,000   Nagawa Co., Ltd.
(Construction &
                Housing)
226,506
    40,000   Namura Shipbuilding
(Construction)
195,181
    15,800   Nemic-Lambda K.K.
(Electronic
                Components &
Instruments)
443,270
    19,000   NGK Spark Plug (Automotive
Parts)
206,024
    32,500   Nichiha (Building Materials
&
                Components)
531,411
    10,000   Nichii Gakkan Co. (Health
Care
                Services)
533,563
    29,000   Nichizo Tech, Inc.
(Engineering &
                Construction)
199,656
    68,250   Nippon Denwa Shisetsu
(Engineering
                & Equipment)
582,063
    45,000   Nireco Co., Ltd.
(Electronic
                Components)
408,563
        90   Nissen* (Merchandising)
364
    10,000   Nitori Co. (Retail)
134,251
    59,000   NOK (Automotive Components)
410,766
    15,100   Oiles Corp. (Industrial
Components)
454,819
     7,570   Paris Miki, Inc. (Retail)
$     280,129
    47,200   Pigeon Corp. (Consumer
Goods)
572,737
     7,000   Plenus Co., Ltd. (Retail)
277,108
     8,400   Ryohin Keikaku Co., Ltd.
(Retail)
636,867
    12,472   Sato Corp. (Manufacturing)
210,371
       600   Seijo Corp. (Retail)
7,849
    10,000   Sekiwa Real Estate (Real
Estate)
72,289
     6,000   Shimamura Co., Ltd.
(Retail)
211,704
    12,300   Square Co., Ltd. (Computer
Software
                & Services)
571,601
    27,000   SRL, Inc. (Health Care)
420,568
    17,000   Terumo Corp. (Health Care)
299,914
    34,000   Trancom Co., Ltd.
(Transportation -
                Road & Rail)
196,041
    23,000   Tsuchiya Home Co.
(Construction &
                Housing)
201,893
    37,000   UP, Inc (Education Sector)
206,971
     8,000   Zenrin Co., Ltd.
(Electronic
                Components)
402,754

-------------

18,663,689
----------------------------------------
----------
----------
Malaysia--2.6%
     8,000   ACP Industries Berhad
(Building
                Materials & Components)
33,093
    23,000   Antah Holdings Berhad
(Diversified
                Industries)
31,484
   190,000   Arab-Malaysian Finance
Berhad
                (Financial Services)
430,959
    31,000   Cycle & Carriage Bintang
Berhad
                (Automotive
Distribution)
206,009
    37,000   Fraser & Neave Holdings
Berhad
                (Glass Products)
179,626
    94,000   Hock Hua Bank Berhad
(Banking)
362,833
   189,000   IOI Properties Berhad (Real
Estate)
436,212
   223,000   Larut Consolidated Berhad
(Real
                Estate)
252,905
   249,000   Leader Universal Holdings
Berhad
                (Industrial Components)
540,012
   116,000   Magnum Corp. Berhad
(Gaming)
192,949
    40,000   MBF Capital Berhad
(Financial
                Services)
85,157
     3,000   MBM Resources Berhad
(Automotive
                Distribution)
6,984

----------------------------------------
----------
------------------------------
                                     ---
--
See Notes to Financial Statements.     5

Portfolio of Investments as
of May 31, 1997
PRUDENTIAL
GLOBAL GENESIS FUND, INC.
----------------------------------------
----------
----------

Value
Shares      Description
(Note 1)
    ------------------------------------
----------
-----------
Malaysia (cont'd.)
   186,000   Metacorp Berhad
(Construction)
$     481,098
   328,000   Metroplex Berhad (Gaming)
357,628
   155,000   Nylex (Malaysia) Berhad
(Industrial
                Components)
275,090
   135,000   Public Bank Berhad
(Banking)
211,659
    61,000   Resorts World Berhad
(Leisure &
                Tourism)
203,900
    36,000   Road Builder (M) Holdings
Berhad
                (Construction)
177,636
    10,000   Tongkah Holdings Berhad*
                (Diversified Industries)
17,350
    27,000   UMW Holdings Berhad
(Automotive

Manufacturing/Distribution)
138,599

-------------

4,621,183
----------------------------------------
----------
----------
Netherlands--2.4%
     8,950   Baan Company N.V.*
(Technology)
539,237
    10,605   Cap Gemini N.V. (Computer
Software
                & Services)
373,104
    12,432   Getronics N.V. (Technology)
424,422
     4,992   Hagemeyer N.V. (Wholesale &
                International Trade)
245,359
       112   Hunter Douglas N.V. (Home
                Improvements)
9,895
    10,616   Internatio-Muller N.V.
(Engineering
                & Equipment)
341,952
    10,410   Koninklijke BAM Groep N.V.
                (Building &
Construction)
642,961
    13,199   Twentsche Kabel Holdings
N.V.
                (Diversified Industries)
698,269
    19,094   Ver Ned Uitgevers N.V.
                (Broadcasting,
Publishing &
                Advertising)
431,919
     5,612   Volker Stevin-CVA* (Housing
                Construction)
647,898

-------------

4,355,016
----------------------------------------
----------
----------
New Zealand--0.3%
 1,300,000   Affco Holdings, Ltd. (Food
&
                Household Products)
492,900
Norway--1.0%
    60,332   Ark ASA (Data Processing &
                Reproduction)
$     504,045
    45,840   Ask ASA* (Electrical
Equipment)
733,759
    21,756   Merkantildata ASA
(Technology)
430,727
    10,905   Sondenfjedske N D (Oil
Services)
121,898

-------------

1,790,429
----------------------------------------
----------
----------
The Philippines--0.4%
   520,400   C & P Homes, Inc. (Real
Estate)
197,308
 1,558,200   Filinvest Land, Inc.* (Real
Estate)
354,472
   186,700   Marsman & Co., Inc.*
(Wholesale
                Distribution)
43,180
    11,780   Philippine Commercial
International
                Bank (Banking)
115,009
     8,000   Robinson's Land Corp.*
(Real
                Estate)
1,031

-------------

711,000
----------------------------------------
----------
----------
Portugal--0.4%
    17,200   Portugal Telecom S.A.
                (Telecommunications)
660,412
----------------------------------------
----------
----------
Singapore--1.1%
    99,000   ACMA, Ltd. (Electronic
Equipment)
177,169
    10,000   Amtek Engineering, Ltd.
                (Manufacturing)
17,267
    26,000   City Developments ADR*
(Real
                Estate)
241,733
   203,000   Courts (Singapore), Ltd.
(Retail)
269,626
    13,000   DBS Land, Ltd. (Real
Estate)
45,439
    28,000   Elec & Eltek International
Co.,
                Ltd. (Electronics)
165,200
    46,000   GP Batteries International,
Ltd.
                (Electrical Goods)
152,422
   155,000   Informatics Holdings, Ltd.
                (Computer/Business
Training)
83,974

----------------------------------------
----------
------------------------------
                                     ---
--
See Notes to Financial Statements.     6

Portfolio of Investments as
of May 31, 1997
PRUDENTIAL
GLOBAL GENESIS FUND, INC.
----------------------------------------
----------
----------

Value
Shares      Description
(Note 1)
    ------------------------------------
----------
-----------
Singapore (cont'd.)
   402,000   Singapore Finance, Ltd.
(Financial
                Services)
$     581,713
   334,000   Uraco Holdings, Ltd.
(Computer
                Components)
193,792

-------------

1,928,335
----------------------------------------
----------
----------
South Korea--0.0%
     4,702   Kookmin Bank (Banking)
68,038
----------------------------------------
----------
----------
Spain--0.8%
     1,659   Abengoa S.A.* (Building &
                Construction)
76,286
     1,117   Miquel Y Costas & Miquel
S.A.
                (Paper)
49,894
    16,380   Pescanova S.A. (Food &
Household
                Products)
222,899
    23,545   Tableros de Fibras S.A.
(Paper &
                Forest Products)
286,975
    23,480   Tavex Algodonera S.A.*
(Textiles)
283,744
    11,654   Vidrala S.A. (Glass
Products)
490,695

-------------

1,410,493
----------------------------------------
----------
----------
Sweden--0.6%
    17,352   Esselte AB (Office
Equipment &
                Supplies)
410,287
    27,330   Nobel Biocare AB (Medical
Products)
317,811
    21,994   OEM International AB
(Electronic
                Components)
338,173

-------------

1,066,271
----------------------------------------
----------
----------
Switzerland--3.2%
     6,444   Agie Charmilles Holding AG*
                (Machinery)
636,191
       685   Ascom Holding AG*
                (Telecommunications)
833,344
       355   Gurit-Heberlein AG
(Manufacturing)
1,105,449
     2,100   Kardex AG (Storage Systems)
649,469
       127   Kuoni Reisen AG (Leisure &
Tourism)
422,435
     7,203   Mikron Holding AG*
(Machinery)
1,248,928
       281   SIG PLC AG (Building
Materials &
                Components)
845,188

-------------

5,741,004
Thailand--0.6%
   105,300   Industrial Finance Corp. of
                Thailand (Financial
Services)
$     194,726
     6,400   Precious Shipping Public
Co., Ltd.
                (Transportation)
19,296
       400   Siam Commercial Bank Public
Co.,
                Ltd. (Banking)
2,123
    30,400   Siam General Factoring
Public Co.,
                Ltd. (Finance)
15,887
    50,500   Srithai Superware Public
Co., Ltd.
                (Household Products)
168,503
    52,200   Thai Farmers Bank, Ltd.
(Banking)
256,016
   198,000   Thai Military Bank Public
Co., Ltd.
                (Banking)
240,784
   134,320   Thai Storage Battery Public
Co.,
                Ltd. PLC (Automotive
Parts)
134,995

-------------

1,032,330
----------------------------------------
----------
----------
United Kingdom--8.7%
   337,190   Aegis Group PLC (Media)
323,424
 1,269,300   Albert Fisher Group PLC
(Food
                Processing)
801,247
   233,900   Astec (BSR) PLC (Electrical
&
                Electronics)
561,835
   115,439   Cadcentre Group PLC*
(Computers)
435,333
    40,368   Carpetright PLC (Retail)
301,155
    12,883   CMG PLC (Technology)
252,421
   169,300   Datrontech Group PLC
(Electronic
                Components)
416,380
    72,742   Domino Printing Sciences
PLC
                (Office Equipment &
Supplies)
423,404
   283,638   Firstbus PLC
(Transportation - Road
                & Rail)
939,414
   150,857   FKI PLC (Manufacturing)
440,278
   103,107   Goldsmiths Group PLC
(Retail)
557,038
    77,630   Headlam Group PLC
(Distribution/
                Wholesalers)
395,851
    86,185   Henlys Group PLC (Machinery
&
                Engineering)
669,810
    77,748   Invesco PLC* (Finance)
427,047
    51,121   Johnston Press PLC
(Publishing)
146,683
   186,735   Kwik-Fit Holdings PLC
(Retail)
777,680

----------------------------------------
----------
------------------------------
                                     ---
--
See Notes to Financial Statements.     7

Portfolio of Investments
as of May 31, 1997       PRUDENTIAL
GLOBAL GENESIS
FUND, INC.
----------------------------------------
----------
----------

Value
Shares      Description
(Note 1)
    ------------------------------------
----------
-----------
United Kingdom (cont'd.)
   222,700   Limelight Group PLC*
(Housing)
$     211,782
   151,481   M.A.I.D. PLC* (Computer
Services)
471,903
   233,230   Mayflower Corp. PLC
(Automobiles &
                Trucks)
565,962
   130,425   Medeva PLC
(Pharmaceuticals)
585,939
   112,070   Morgan Crucible Co. PLC
                (Diversified Industries)
839,744
   254,050   Mowlem (John) & Co. PLC
                (Construction)
554,003
    53,155   National Express Group PLC
                (Transportation)
446,227
    54,953   Partco Group PLC
(Automotive)
293,281
   488,500   Peek PLC (Electronics)
352,418
    42,075   Powerscreen International
PLC
                (Machinery &
Engineering)
432,547
    72,964   Regent Inns PLC (Leisure &
Tourism)
393,592
    40,536   Sage Group PLC (The)
(Accounting
                Software)
432,012
    92,200   Serco Group PLC (Business &
Public
                Services)
1,069,544
   100,381   UniChem PLC
(Pharmaceuticals)
434,507
   136,609   Wescol Group PLC (Machinery
&
                Engineering)
111,993
   144,900   Westminster Healthcare
Holdings PLC
                (Health Care Services)
582,071

-------------

15,646,525
----------------------------------------
----------
----------
United States--38.1%
    57,900   ABT Building Products
Corp.*
                (Building Materials &
                Components)
1,447,500
    66,500   Actel Corp.* (Technology)
1,396,500
    24,000   Aetrium, Inc.* (Electronic
                Components)
414,000
    51,700   Allied Holdings, Inc.*
(Trucking &
                Shipping)
517,000
    73,800   Allied Products Corp.
(Machinery &
                Engineering)
2,398,500
    67,700   Alternative Resources
Corp.* (Human
                Resources)
1,252,450
    91,200   Altron, Inc.* (Electrical &
                Electronics)
1,516,200
    18,300   Alyn Corp.* (Materials
Processing)
196,725
     9,100   American Homestar Corp.*
(Home
                Builder)
$     182,000
    32,800   Apria Healthcare Group,
Inc.*
                (Health Care)
590,400
    17,900   Asyst Technologies, Inc.*
                (Technology)
720,475
    63,200   Beazer Homes USA, Inc.*
                (Construction & Housing)
971,700
    83,000   Belmont Homes, Inc.*
                (Manufacturing/Housing)
653,625
     1,200   Benchmark Electronics,
Inc.*
                (Engineering &
Manufacturing)
42,150
    54,000   Bertucci's, Inc.*
(Restaurants)
324,000
    30,900   BJ Services Co.* (Oil
Services)
1,707,225
    20,400   Black Box Corp.* (Computer
Software
                & Services)
719,100
    46,400   Borders Group, Inc. *
(Retail)
1,009,200
    16,400   Brooks Automation, Inc.*
                (Electrical Goods)
282,900
    25,690   Business Objects S.A.
(ADR)*
                (Computer Software &
Services)
247,266
    22,300   Carter-Wallace, Inc.
(Medical
                Products)
370,738
    43,600   Claires Stores, Inc.
(Retail)
839,300
    26,300   Cleveland-Cliffs, Inc.
(Mining)
1,111,175
    24,200   Coherent, Inc.* (Health
Care)
1,058,750
    88,900   Compdent Corp.* (Health
Care
                Services)
1,611,312
    51,400   Crop Growers Corp.*
(Insurance)
501,150
    34,800   D.R.Horton, Inc.
(Construction &
                Housing)
334,950
    62,400   Day Runner, Inc.* (Consumer
Goods)
1,723,800
    40,786   Dr. Solomon's Group PLC
(ADR)*
                (Computer Software &
Services)
825,916
    38,600   Etec Systems, Inc.*
(Electronic
                Components)
1,717,700
    36,000   Financial Security
Assurance
                Holdings, Ltd.
(Financial
                Services)
1,300,500
    21,300   Gainsco, Inc. (Financial
Services)
175,725
    97,600   Galoob Toys, Inc.*
(Leisure)
1,756,800
     4,200   GaSonics International
Corp.*
                (Electronic Equipment)
49,875
     6,800   General Scanning, Inc.*
(Industrial
                Components)
90,950
    18,000   Greenfield Industries, Inc.
                (Industrial Components)
468,000

----------------------------------------
----------
------------------------------
                                     ---
--
See Notes to Financial Statements.     8

Portfolio of Investments
as of May 31, 1997
PRUDENTIAL
GLOBAL GENESIS FUND, INC.
----------------------------------------
----------
----------

Value
Shares      Description
(Note 1)
    ------------------------------------
----------
-----------
United States (cont'd.)
    32,300   GTECH Holdings Corp.*
(Consumer
                Goods & Services)
$   1,061,862
    12,000   Hadco Corp.* (Computers)
720,750
    13,800   Holophane Corp.*
(Electrical
                Equipment)
293,250
     5,400   Hutchinson Technology,
Inc.*
                (Computer Components)
148,500
    82,800   In Focus Systems, Inc.*
                (Technology)
2,152,800
    88,900   Insituform Technologies*
                (Engineering &
Construction)
533,400
    40,900   Invacare Corp. (Health
Care)
879,350
    46,500   Invivo Corp.* (Health Care)
453,375
   115,700   Landec Corp.* (Chemicals)
636,350
    12,950   Lindsay Manufacturing Co.
                (Manufacturing)
466,200
    12,400   Medusa Corp. (Building
Materials &
                Components)
478,950
    57,300   Network General Corp.*
(Computer
                Software & Services)
1,052,887
    10,800   Novellus Systems, Inc.*
(Electronic
                Components)
884,250
     6,700   O'Reilly Automotive, Inc.*
                (Automotive Parts)
242,875
    14,300   Pairgain Technologies,
Inc.*
                (Telecommunications)
298,513
    18,500   Panavision, Inc.*
(Miscellaneous)
309,875
     9,600   Park Electrochemical Corp.
                (Electronic Components)
241,200
    53,000   Patterson Dental Co.*
(Health Care)
1,828,500
    14,400   Picturetel Corp.*
                (Telecommunications)
181,800
     8,800   Primark Corp.* (Computer
Software &
                Services)
209,000
    92,100   Quanex Corp. (Steel &
Metals)
2,509,725
    12,650   Raymond James Financial,
Inc.
                (Financial Services)
347,875
    66,600   Reptron Electronics, Inc.*
                (Electronic Components)
1,381,950
    13,700   Res-Care, Inc.* (Health
Care)
272,288
    21,400   Resmed, Inc.* (Health Care)
449,400
    64,200   Rotech Med Corp.* (Health
Care)
1,083,375
    14,600   Rowan Companies, Inc.* (Oil
& Gas
                Services)
$     337,625
    99,400   Scientific Games Holdings
Corp.*
                (Consumer Goods)
2,435,300
     9,600   Sequent Computer Systems,
Inc.*
                (Computers)
162,000
    54,900   Smartflex Systems, Inc.*
                (Electronic Components)
789,188
    15,300   Strattec Security Corp.*
                (Automotive Components)
279,225
   105,300   Summit Care Corp.* (Health
Care)
1,263,600
     5,900   Sunglass Hut Intl., Inc.*
(Retail)
40,009
    26,600   Teltrend, Inc.*
                (Telecommunications)
445,550
    84,700   The Learning Company*
(Computer
                Software & Services)
603,488
    20,600   Toll Brothers, Inc.*
(Construction
                & Housing)
375,950
    33,800   Triangle Pacific Corp.*
(Building
                Materials & Components)
1,009,775
    86,900   U.S. Office Products Co.*
(Office
                Equipment & Supplies)
2,150,775
    38,000   United Dental Care, Inc.*
(Health
                Care)
646,000
    25,900   Valmont Industries (Steel &
Metals)
1,087,800
    66,200   Vanguard Cellular Systems,
Inc.*
                (Telecommunications)
868,875
    48,200   Vital Signs, Inc. (Health
Care)
957,975
     8,600   Walbro Corp. (Automotive
                Components)
172,000
    29,500   Western National Corp.
(Insurance)
770,688
    76,100   Wolverine Tube, Inc.*
(Steel &
                Metals)
2,235,437
    59,900   Wyle Electronics
(Industrial
                Electronics)
2,216,300

-------------

68,491,417

-------------
             Total common stocks
                (cost US$147,970,344)
153,193,594

-------------
PREFERRED STOCKS--1.9%
----------------------------------------
----------
----------
Australia--0.1%
   126,000   Sydney Harbour Casino
Holdings,
                Ltd.* (Leisure &
Tourism)
205,063

----------------------------------------
----------
------------------------------
                                     ---
--
See Notes to Financial Statements.     9

PRUDENTIAL GLOBAL GENESIS FUND, INC.
Portfolio of Investments as of May 31,
1997
----------------------------------------
----------
----------

Value
Shares       Description
(Note 1)
     -----------------------------------
----------
---------------
Federal Republic of Germany--1.3%
     4,530   Fresenius AG (Health Care)
$   1,004,011
       503   Fresenius AG-RFD (Health
Care)
109,418
    23,148   Moebel Walther AG (Retail)
1,248,675

-------------

2,362,104
----------------------------------------
----------
----------
Netherlands--0.5%
    17,300   Ballast Nedam N.V.
(Building &
                Construction)
794,397

-------------
             Total preferred stocks
                (cost US$3,567,245)
3,361,564

-------------
             Total long-term investments
                (cost US$151,537,589)
156,555,158

-------------
 Principal
    Amount
     (000)
----------
SHORT-TERM INVESTMENTS--3.6%
    ------------------------------------
----------
--------------
Repurchase Agreements
United States--3.6%
  US$6,531   Joint Repurchase Agreement
Account,
                5.530%, 6/02/97
                (cost US$6,531,000; Note
5)
6,531,000

-------------
----------------------------------------
----------
----------
Total Investments--90.8%
             (cost US$158,068,589; Note
4)
163,086,158
             Other assets in excess of
                liabilities--9.2%
16,489,711

-------------
             Net Assets--100%
$ 179,575,869

-------------

-------------
---------------
* Non-income producing security.
ADR--American Depository Receipt.

----------------------------------------
----------
------------------------------
                                     ---
--
See Notes to Financial Statements.
10

Statement of Assets and Liabilities
PRUDENTIAL GLOBAL GENESIS FUND, INC.
----------------------------------------
----------
------------------------------

Assets
May 31, 1997
Investments, at value (cost
$158,068,589)...........................
 ..........
 ...............................
$163,086,158
Foreign currency, at value (cost
$6,684,606).............................
 ..........
 ..........................
6,666,717
Receivable for investments
sold....................................
 ..........
 ................................
9,422,542
Receivable for Fund shares
sold....................................
 ..........
 ................................
6,273,039
Forward currency contracts - net amount
receivable
from
counterparties..........................
 ..........
 ...         1,134,207
Dividends and interest
receivable..............................
 ..........
 ....................................
491,888
Other
assets..................................
 ..........
 ........................................
 ..........
 ...             3,228

------------
   Total
assets..................................
 ..........
 ........................................
 ..........
187,077,779

------------
Liabilities
Payable for investments
purchased...............................
 ..........
 ...................................
6,056,703
Accrued expenses and other
liabilities.............................
 ..........
 ................................
604,445
Payable for Fund shares
reacquired..............................
 ..........
 ...................................
534,382
Management fee
payable.................................
 ..........
 ........................................
 ....
144,425
Distribution fee
payable.................................
 ..........
 ........................................
 ..
111,760
Withholding taxes
payable.................................
 ..........
 ........................................
 .
50,195

------------
   Total
liabilities.............................
 ..........
 ........................................
 ..........
7,501,910

------------
Net
Assets..................................
 ..........
 ........................................
 ..........
 .....      $179,575,869

------------

------------
Net assets were comprised of:
   Common stock, at
par.....................................
 ..........
 .......................................
$
87,465
   Paid-in capital in excess of
par.....................................
 ..........
 ...........................
136,422,726

------------

136,510,191
   Undistributed net investment
income..................................
 ..........
 ...........................
2,173,253
   Accumulated net realized gain on
investments.............................
 ..........
 .......................
34,771,177
   Net unrealized appreciation on
investments and
foreign currency
translations............................
 ..
6,121,248

------------
Net assets, May 31,
1997....................................
 ..........
 .......................................
$179,575,869

------------

------------
Class A:
   Net asset value and redemption price
per share
      ($57,032,389 / 2,677,174 shares of
common
stock issued and
outstanding)............................
 ....
$21.30
   Maximum sales charge (5% of offering
price)..................................
 ..........
 ...................              1.12

------------
   Maximum offering price to
public..................................
 ..........
 ..............................
$22.42

------------

------------
Class B:
   Net asset value, offering price and
redemption
price per share
      ($120,066,858 / 5,948,321 shares
of common
stock issued and
outstanding)............................
 ...
$20.18

------------

------------
Class C:
   Net asset value, offering price and
redemption
price per share
      ($1,874,015 / 92,847 shares of
common stock
issued and
outstanding)............................
 ........
$20.18

------------

------------
Class Z:
   Net asset value, offering price and
redemption
price per share
      ($602,607 / 28,168 shares of
common stock
issued and
outstanding)............................
 ..........
$21.39

------------

------------

----------------------------------------
----------
------------------------------
                                     ---
--
See Notes to Financial Statements.
11

PRUDENTIAL GLOBAL GENESIS FUND, INC.
Statement of Operations
----------------------------------------
----------
----------

Year Ended
Net Investment (Loss)
May 31, 1997
Income
   Dividends (net of foreign withholding
taxes
      of
$231,135).............................
$  2,277,817
   Interest (net of foreign withholding
taxes
      of
$115).................................
299,600

------------
      Total
income.............................
2,577,417

------------
Expenses
   Management
fee..............................
1,827,270
   Distribution fee--Class
A...................
118,909
   Distribution fee--Class
B...................
1,330,732
   Distribution fee--Class
C...................
19,580
   Transfer agent's fees and
expenses..........
500,000
   Custodian's fees and
expenses...............
300,000
   Reports to
shareholders.....................
180,000
   Registration
fees...........................
112,000
   Audit fees and
expenses.....................
32,000
   Legal fees and
expenses.....................
30,000
   Directors' fees and
expenses................
25,000

Miscellaneous...........................
 ....
26,361

------------
      Total
expenses...........................
4,501,852

------------
Net investment
(loss)..........................
(1,924,435)

------------
Realized and Unrealized Gain (Loss)
on Investments and Foreign
Currency Transactions
Net realized gain on:
   Investment
transactions.....................
55,232,743
   Foreign
currency............................
3,365,230

------------

58,597,973

------------
Net change in unrealized
   appreciation/depreciation on:

Investments.............................
 ....
(47,989,420)
   Foreign
currency............................
996,148

------------

(46,993,272)

------------
Net gain on investments and foreign
currencies
11,604,701

------------
Net Increase in Net Assets
Resulting from
Operations......................
$  9,680,266

------------

------------

PRUDENTIAL GLOBAL GENESIS FUND, INC.
Statement of Changes in Net Assets

Increase (Decrease)
Year Ended
May 31,
in Net Assets
1997
1996
Operations
   Net investment (loss).........  $
(1,924,435)
$    (638,889)
   Net realized gain (loss) on
      investments and foreign
      currency transactions......
58,597,973
(281,028)
   Net change in unrealized
      appreciation/depreciation
      of investments and foreign
      currencies.................
(46,993,272)
34,099,480
                                   -----
-------
-------------
   Net increase in net assets
      resulting from
      operations.................
9,680,266
33,179,563
                                   -----
-------
-------------
Net equalization (credits).......
--
(25,288)
                                   -----
-------
-------------
Dividends to shareholders in
   excess of net investment
   income (Note 1)
   Class A.......................
--
(195,472)
   Class B.......................
--
(695,209)
   Class C.......................
--
(8,179)
   Class Z.......................
--
--
                                   -----
-------
-------------

--
(898,860)
                                   -----
-------
-------------
Distributions from net realized
   gains on investment and
   foreign currency transactions
   Class A.......................
(3,934,145)
--
   Class B.......................
(11,301,405)
--
   Class C.......................
(157,024)
--
   Class Z.......................
(1,633)
--
                                   -----
-------
-------------

(15,394,207)
--
                                   -----
-------
-------------
Fund share transactions (Net of
   share conversions) (Note 6)
   Net proceeds from shares
      subscribed.................
200,389,634
333,985,435
   Net asset value of shares
      issued to shareholders in
      reinvestment of dividends
      and distributions..........
14,337,461
827,626
   Cost of shares reacquired.....
(234,621,333)
(360,913,268)
                                   -----
-------
-------------
   Net decrease in net assets
      from Fund share
      transactions...............
(19,894,238)
(26,100,207)
                                   -----
-------
-------------
Total increase (decrease)........
(25,608,179)
6,155,208
Net Assets
Beginning of year................
205,184,048
199,028,840
                                   -----
-------
-------------
End of year......................
$179,575,869
$ 205,184,048
                                   -----
-------
-------------
                                   -----
-------
-------------

----------------------------------------
----------
------------------------------
                                     ---
--
See Notes to Financial Statements.
12

Notes to Financial Statements
PRUDENTIAL GLOBAL GENESIS FUND, INC.
----------------------------------------
----------
------------------------------
Prudential Global Genesis Fund, Inc.,
(the
'Fund'), is registered under the
Investment Company Act of 1940 as a
diversified,
open-end management investment
company. The Fund's investment objective
is long-
term growth of capital which it
seeks to achieve by investing primarily
in equity
securities of foreign and
domestic companies with market
capitalizations of
less than U.S. $1 billion, as
measured at time of purchase.
----------------------------------------
----------
----------
Note 1. Accounting Policies
The following is a summary of
significant
accounting policies followed by the
Fund in the preparation of its financial
statements.
Security Valuation: Securities traded on
an
exchange are valued at the last
reported sales price on the primary
exchange on
which they are traded.
Securities traded in the over-the-
counter market
(including securities listed on
exchanges for which a last sales price
is not
available) are valued at the
average of the last reported bid and
asked prices.
Securities for which market
quotations are not readily available,
including
restricted securities, are
valued at fair value as determined in
good faith
according to a pricing
procedure developed by the Investment
Adviser
under procedures established by
and under the general supervision of the
Fund's
Board of Directors.
Short-term securities which mature in
more than 60
days are valued at current
market quotations. Short-term securities
which
mature in 60 days or less are
valued at amortized cost which
approximates market
value.
In connection with transactions in
repurchase
agreements with U.S. financial
institutions, it is the Fund's policy
that its
custodian or designated
subcustodians, as the case may be under
triparty
repurchase agreements, take
possession of the underlying collateral
securities, the value of which exceeds
the principal amount of the repurchase
transaction
including accrued interest.
If the seller defaults and the value of
the
collateral declines or if bankruptcy
proceedings are commenced with respect
to the
seller of the security,
realization of the collateral by the
Fund may be
delayed or limited.
Foreign Currency Translation: The books
and
records of the Fund are maintained
in U.S. dollars. Foreign currency
amounts are
translated into U.S. dollars on
the following basis:
(i) market value of investment
securities, other
assets and liabilities--at the
daily closing rates of exchange.
(ii) purchases and sales of investment
securities,
income and expenses--at the
rate of exchange prevailing on the
respective
dates of such transactions.
Although the net assets of the Fund are
presented
using the foreign exchange
rates and market values at the close of
the fiscal
year, the Fund does not
isolate that portion of the results of
operations
arising as a result of changes
in the foreign exchange rates from the
fluctuations arising from changes in the
market prices of securities held at the
fiscal
year end. Similarly, the Fund
does not isolate the effect of changes
in foreign
exchange rates from the
fluctuations arising from changes in the
market
prices of long-term portfolio
securities sold during the fiscal year.
Net realized gain on foreign currency
transactions
represents net foreign
exchange gains from disposition of
foreign
currencies, currency gains or losses
realized between the trade and
settlement dates on
security transactions, and
the difference between the amounts of
dividends,
interest and foreign taxes
recorded on the Fund's books and the
U.S. dollar
equivalent amounts actually
received or paid. Net unrealized
currency gains
and losses from valuing foreign
currency denominated assets and
liabilities (other
than investments) at fiscal
year end exchange rates are reflected as
a
component of net unrealized
appreciation on foreign currencies.
Foreign security and currency
transactions may
involve certain considerations
and risks not typically associated with
those of
domestic origin as a result of,
among other factors, the possibility of
political
and economic instability and
the level of governmental supervision
and the
regulation of foreign securities
markets.
Forward Currency Contracts: A forward
currency
contract is a commitment to
purchase or sell a foreign currency at a
future
date at a negotiated forward
rate. The Fund enters into forward
currency
contracts in order to hedge its
exposure to changes in foreign currency
exchange
rates on its foreign portfolio
holdings or on specific receivable and
payables
denominated in a foreign
currency. The contracts are valued daily
at
current exchange rates and any
unrealized gain or loss is included in
net
unrealized appreciation or
depreciation on investments. Gain or
loss is
realized on the settlement date of
the contract equal to the difference
between the
settlement value of the
original and renegotiated forward
contracts. This
gain or loss, if any, is
included in net realized gain (loss) on
foreign
currency transactions. Risks may
arise upon entering into these contracts
from the
potential inability of the
counterparties to meet the terms of
their
contracts.
Securities Transactions and Investment
Income:
Securities transactions are
recorded on the trade date. Realized
gains and
losses from investment and
currency transactions are calculated on
the
identified cost basis. Dividend
income is recorded on the ex-dividend
date and
interest income is recorded on an
accrual basis.
----------------------------------------
----------
------------------------------
                                     ---
--

Notes to Financial Statements
PRUDENTIAL GLOBAL GENESIS FUND, INC.
----------------------------------------
----------
------------------------------
Net investment income (other than
distribution
fees) and unrealized and realized
gains or losses are allocated daily to
each class
of shares of the Fund based
upon the relative proportion of net
assets of each
class at the beginning of the
day.
Equalization: Effective June 1, 1996,
the Fund
discontinued the accounting
practice of equalization. Equalization
is a
practice whereby a portion of the
proceeds from sales and costs of
repurchases of
capital shares, equivalent on a
per share basis to the amount of
distributable net
investment income on the date
of the transaction, is credited or
charged to
undistributed net investment
income. The balance of $79,740 of
undistributed
net investment income at May 31,
1996, resulting from equalization was
transferred
to paid-in capital in excess
of par. Such reclassification had no
effect on net
assets, results of
operations, or net asset value per
share.
Taxes: It is the Fund's policy to
continue to meet
the requirements of the
Internal Revenue Code applicable to
regulated
investment companies and to
distribute all of its taxable income to
shareholders. Therefore, no federal
income tax provision is required.
Withholding taxes on foreign interest,
dividends
and (realized and unrealized)
capital gains have been provided for in
accordance
with the Fund's understanding
of the applicable country's tax rules
and rates.
In addition, certain countries
impose taxes on capital gains realized
on the sale
of portfolio securities, and
as such, taxes have been accrued on the
unrealized
gains on such securities.
Dividends and Distributions: The Fund
expects to
pay dividends of net investment
income and distributions of net realized
capital
gains, if any, at least
annually. Dividends and distributions
are recorded
on the ex-dividend date.
Income distributions and capital gain
distributions are determined in
accordance
with income tax regulations which may
differ from
generally accepted accounting
principles. These differences are
primarily due to
differing treatments of wash
sales, passive investment companies, and
foreign
currencies transactions.
Reclassification of Capital Accounts:
The Fund
accounts and reports for
distributions to shareholders in
accordance with
the American Institute of
Certified Public Accountants' Statement
of
Position 93-2: Determination,
Disclosure, and Financial Statement
Presentation
of Income, Capital Gain, and
Return of Capital Distributions by
Investment
Companies. The effect of applying
this statement was to increase
undistributed net
investment income and decrease
accumulated net realized gain on
investments by
$4,963,924 for the year ended
May 31, 1997. Net realized gains and net
assets
were not affected by this
change.
Note 2. Agreements
The Fund has a management agreement with
Prudential Investments Fund Management
LLC ('PIFM'). Pursuant to this
agreement, PIFM has
responsibility for all
investment advisory services and
supervises the
subadvisor's performance of such
services. PIFM has entered into a
subadvisory
agreement with The Prudential
Investment Corporation ('PIC'); PIC
furnishes
investment advisory services in
connection with the management of the
Fund. PIFM
pays for the services of PIC,
the cost of compensation of officers of
the Fund,
occupancy and certain clerical
and bookkeeping costs of the Fund. The
Fund bears
all other costs and expenses.
The management fee paid PIFM is computed
daily and
payable monthly, at an annual
rate of 1% of the average daily net
assets of the
Fund.
The Fund has distribution agreements
with
Prudential Securities Incorporated
('PSI'), which acts as the distributor
of the
Class A, Class B, Class C and
Class Z shares of the Fund. The Fund
compensates
PSI for distributing and
servicing the Fund's Class A, Class B
and Class C
shares, pursuant to plans of
distribution, (the 'Class A, B and C
Plans')
regardless of expenses actually
incurred by them. The distribution fees
are
accrued daily and payable monthly.
No distribution or service fees are paid
to PSI as
distributor of the Class Z
shares of the Fund.
Pursuant to the Class A, B and C Plans,
the Fund
compensates PSI for its
distribution related activities at an
annual rate
of up to .30 of 1%, 1% and 1%
of the average daily net assets of the
Class A, B
and C shares, respectively.
Such expenses under the Plans were .25
of 1%, 1%
and 1% of the average daily net
assets of the Class A, Class B and Class
C shares,
respectively, for the fiscal
year ended May 31, 1997.
PSI has advised the Fund that it
received
approximately $52,600 in front-end
sales charges resulting from sales of
Class A
shares during the year ended May
31, 1997. From these fees, PSI paid such
sales
charges to dealers, which in turn
paid commissions to salespersons and
incurred
other distribution costs.
PSI has advised the Fund that for the
year ended
May 31, 1997, it received
approximately $453,400 and $1,700 in
contingent
deferred sales charges imposed
upon redemptions by certain Class B and
Class C
shareholders, respectively.
PIC, PSI and PIFM are indirect, wholly-
owned
subsidiaries of The Prudential
Insurance Company of America.
The Fund, along with other affiliated
registered
investment companies (the
'Funds'), entered into a credit
agreement (the
'Agreement') on
----------------------------------------
----------
------------------------------
                                     ---
--

Notes to Financial Statements
PRUDENTIAL GLOBAL GENESIS FUND, INC.
----------------------------------------
----------
------------------------------
December 31, 1996 with an unaffiliated
lender. The
maximum commitment under the
Agreement is $200,000,000. The Agreement
expires
on December 30, 1997. Interest
on any such borrowings outstanding will
be at
market rates. The purpose of the
Agreement is to serve as an alternative
source of
funding for capital share
redemptions. The Fund has not borrowed
any amounts
pursuant to the Agreement as
of December 31, 1996. The Funds pay a
commitment
fee at an annual rate of .055
of 1% on the unused portion of the
credit
facility. The commitment fee is
accrued and paid quarterly on a pro-rata
basis by
the Funds.
----------------------------------------
----------
----------
Note 3. Other Transactions With
Affiliates
Prudential Mutual Fund Services LLC
('PMFS'), a
wholly-owned subsidiary of PIFM,
serves as the Fund's transfer agent and
during the
year ended May 31, 1997, the
Fund incurred fees of approximately
$433,000 for
the services of PMFS. As of May
31, 1997, approximately $38,400 of such
fees were
due to PMFS. Transfer agent
fees and expenses in the Statement of
Operations
include certain out-of-pocket
expenses paid to non-affiliates. For the
year
ended May 31, 1997 PSI and/or its
foreign affiliates earned approximately
$4,800 in
broker commissions from
portfolio transactions executed on
behalf of the
Fund.
----------------------------------------
----------
----------
Note 4. Portfolio Securities
Purchases and sales of investment
securities,
other than short-term investments,
for the year ended May 31, 1997
aggregated
$273,444,122 and $305,721,646,
respectively.
The federal income tax basis of the
Fund's
investments at May 31, 1997 was
$158,205,941 and accordingly, net
unrealized
appreciation for federal income tax
purposes was $4,880,217 (gross
unrealized
appreciation--$15,022,566; gross
unrealized depreciation--$10,142,349).
The Fund utilized its capital loss
carryforward of
approximately $2,070,300 to
offset net taxable gains realized and
recognized
during the fiscal year ended
May 31, 1997.
At May 31, 1997 the Fund had outstanding forward currency contracts both to purchase and sell foreign currencies as follows:

                             Value at
                            Settlement
Foreign Currency               Date
Current
Purchase Contract             Payable
Value         Appreciation
------------------------    -----------
------
-----     --------------
Swiss Franc
 expiring 11/20/97          $ 3,209,289
$
3,300,031        $    90,742
Japanese Yen
 expiring
 11/19/97-11/20/97           10,661,138
11,362,000            700,862
Deutsche Mark
 expiring
 7/13/97-7/17/97              2,531,749
2,720,000            188,251
                            -----------
------
-----     --------------
                            $16,402,176
$17,382,031        $   979,855
                            -----------
------
-----     --------------
                            -----------
------
-----     --------------
                             Value at
                            Settlement
Foreign Currency               Date
Current       Appreciation/
Sale Contract                 Payable
Value         Depreication
------------------------    -----------
------
-----     --------------
Swiss Franc
 expiring 11/20/97          $ 6,500,000
$
6,576,102        $   (76,102)
Japanese Yen
 expiring
 11/19/97-11/26/97           14,453,000
14,152,240            300,760
French Franc
 expiring 11/20/97            3,209,289
3,279,595            (70,306)
                            -----------
------
-----     --------------
                            $24,162,289
$24,007,937        $   154,352
                            -----------
------
-----     --------------
                            -----------
------
-----     --------------

----------------------------------------
----------
----------
Note 5. Joint Repurchase Agreement
Account
The Fund, along with other affiliated
registered
investment companies, transfers
uninvested cash balances into a single
joint
account, the daily aggregate
balance of which is invested in one or
more
repurchase agreements collateralized
by U.S. Treasury or federal agency
obligations. At
May 31, 1997, the Fund had a
 .81% undivided interest in the
repurchase
agreements in the joint account. The
undivided interest for the Fund
represented
$6,531,000 in principal amount. As
of such date, each repurchase agreement
in the
joint account and the value of
the collateral therefor were as follows:
Bear, Stearns & Co., 5.53%, in the
principal
amount of $270,000,000, repurchase
price $270,082,950, due 6/2/97. The
value of the
collateral including accrued
interest is $275,689,730.
J.P. Morgan Securities, Inc., 5.52%, in
the
principal amount of $270,000,000,
repurchase price $270,124,200, due
6/2/97. The
value of the collateral including
accrued interest is $275,400,031.
----------------------------------------
----------
------------------------------
                                     ---
--

Notes to Financial Statements
PRUDENTIAL GLOBAL GENESIS FUND, INC.
----------------------------------------
----------
------------------------------
Smith Barney, Inc., 5.54%, in the
principal amount
of $270,000,000, repurchase
price $270,124,650, due 6/2/97. The
value of the
collateral including accrued
interest is $275,400,376.
----------------------------------------
----------
----------
Note 6. Capital
The Fund offers Class A, Class B, Class
C and
Class Z shares. Class A shares are
sold with a front-end sales charge of up to 5%.
Class B shares are sold with a
contingent deferred sales charge which
declines
from 5% to zero depending on the
period of time the shares are held.
Class C shares
are sold with a contingent
deferred sales charge of 1% during the
first year.
Class B shares will
automatically convert to Class A shares
on a
quarterly basis approximately seven
years after purchase. Effective
September 13, 1996
the Fund commenced offering
Class Z shares. Class Z shares are not
subject to
any sales or redemption charge
and are offered exclusively for sale to
a limited
group of investors.
The Fund has authorized 500 million
shares of
common stock at $.01 par value per
share equally divided into four classes, designated Class A, Class B, Class C and Class Z common stock.
Transactions in shares of common stock
were as
follows:

Class A
Shares
Amount
------------------------------------  --
--------
-------------
Year ended May 31, 1997:
Shares sold.........................
8,953,813
$ 182,785,315
Shares issued in reinvestment of
  dividends and distributions.......
190,292
3,701,176
Shares reacquired...................
(9,155,598)
(187,256,402)
                                      --
--------
-------------
Net decrease in shares outstanding
  before conversion.................
(11,493)
(769,911)
Shares issued upon conversion from
  Class B...........................
498,308
10,387,463
                                      --
--------
-------------
Net increase in shares
  outstanding.......................
486,815
$   9,617,552
                                      --
--------
-------------
                                      --
--------
-------------
Year ended May 31, 1996:
Shares sold.........................
8,715,437
$ 171,119,515
Shares issued in reinvestment of
  dividends and distributions.......
9,315
180,140
Shares reacquired...................
(9,127,818)
(179,580,690)
                                      --
--------
-------------
Net decrease in shares outstanding
  before conversion.................
(403,066)
(8,281,035)
Shares issued upon conversion from
  Class B...........................
204,786
4,094,014
                                      --
--------
-------------
Net decrease in shares
  outstanding.......................
(198,280)
$  (4,187,021)
                                      --
--------
-------------
                                      --
--------
-------------
Class B
Shares
Amount
------------------------------------  --
--------
-------------
Year ended May 31, 1997:
Shares sold.........................
810,611
$  15,969,287
Shares issued in reinvestment of
  dividends and distributions.......
566,184
10,491,393
Shares reacquired...................
(2,346,819)
(45,831,867)
                                      --
--------
-------------
Net decrease in shares outstanding
  before conversion.................
(970,024)
(19,371,187)
Shares reacquired upon conversion
  into Class A......................
(521,816)
(10,387,463)
                                      --
--------
-------------
Net decrease in shares
  outstanding.......................
(1,491,840)
$ (29,758,650)
                                      --
--------
-------------
                                      --
--------
-------------
Year ended May 31, 1996:
Shares sold.........................
8,445,077
$ 161,457,654
Shares issued in reinvestment of
  dividends and distributions.......
34,065
639,398
Shares reacquired...................
(9,438,151)
(180,608,303)
                                      --
--------
-------------
Net decrease in shares outstanding
  before conversion.................
(959,009)
(18,511,251)
Shares reacquired upon conversion
  into Class A......................
(212,363)
(4,094,014)
                                      --
--------
-------------
Net decrease in shares
  outstanding.......................
(1,171,372)
$ (22,605,265)
                                      --
--------
-------------
                                      --
--------
-------------
Class C
------------------------------------
Year ended May 31, 1997:
Shares sold.........................
38,355
$     755,412
Shares issued in reinvestment of
  dividends and distributions.......
7,732
143,268
Shares reacquired...................
(62,253)
(1,230,103)
                                      --
--------
-------------
Net decrease in shares
  outstanding.......................
(16,166)
$    (331,423)
                                      --
--------
-------------
                                      --
--------
-------------
Year ended May 31, 1996:
Shares sold.........................
72,739
$   1,408,266
Shares issued in reinvestment of
  dividends and distributions.......
431
8,088
Shares reacquired...................
(37,424)
(724,275)
                                      --
--------
-------------
Net increase in shares
  outstanding.......................
35,746
$     692,079
                                      --
--------
-------------
                                      --
--------
-------------
Class Z
------------------------------------
September 13, 1996* through
  May 31, 1997:
Shares sold.........................
43,203
$     879,620
Shares issued in reinvestment of
  dividends and distributions.......
83
1,624
Shares reacquired...................
(15,118)
(302,961)
                                      --
--------
-------------
Net increase in shares
  outstanding.......................
28,168
$     578,283
                                      --
--------
-------------
                                      --
--------
-------------
---------------
* Commencement of offering of Class Z
shares.

----------------------------------------
----------
------------------------------
                                     ---
--

Financial Highlights
PRUDENTIAL GLOBAL GENESIS FUND, INC.
----------------------------------------
----------
------------------------------

Class A

----------------------------------------
----------
-----

Year Ended May 31,

----------------------------------------
----------
-----

1997       1996(b)     1995(b)
1994(b)
1993(b)

-------     -------     -------     ----
---     --
-----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period..........
$ 21.74     $ 18.44     $ 18.75     $
15.34
$12.62

-------     -------     -------     ----
---     --
-----
Income from investment operations
Net investment income
(loss)..................
(.14)        .05(a)       --
(.03)(a)
 .10 (a)
Net realized and unrealized gain (loss)
on
   investment and foreign currency

transactions............................
 ...
1.45        3.34        (.21)       3.83
2.62

-------     -------     -------     ----
---     --
-----
   Total from investment
operations...........
1.31        3.39        (.21)       3.80
2.72

-------     -------     -------     ----
---     --
-----
Less distributions
Dividends from net investment
income..........
--          --          --        (.15)
--
Dividends in excess of net investment

income..................................
 ...
--        (.09)       (.08)         --
--
Distributions from net realized gains on
   investment and foreign currency

transactions............................
 ...
(1.75)         --        (.02)
(.24)
--

-------     -------     -------     ----
---     --
-----
   Total
distributions........................
(1.75)       (.09)       (.10)
(.39)
--

-------     -------     -------     ----
---     --
-----
Net asset value, end of
period................
$ 21.30     $ 21.74     $ 18.44     $
18.75
$15.34

-------     -------     -------     ----
---     --
-----

-------     -------     -------     ----
---     --
-----
TOTAL RETURN
(c):.............................
6.74%      18.41%      (0.95)%
25.09%
21.55 %
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)...............
$57,032     $47,617     $44,051
$29,221
$3,435
Average net assets
(000)......................
$47,563     $45,070     $32,430
$16,909
$3,106
Ratios to average net assets:
   Expenses, including distribution
fees......
1.78%       1.79%(a)    1.42%(a)
1.48%(a)
1.49 %(a)
   Expenses, excluding distribution
fees......
1.53%       1.54%(a)    1.17%(a)
1.25%(a)
1.29 %(a)
   Net investment income
(loss)...............
(.49)%       .26%(a)     .02%(a)
(.17)%(a)
 .79 %(a)
For Class A, B, C and Z shares:
Portfolio turnover
rate.......................
60%         44%         64%         31%
67
%
Average commission rate per
share.............
$0.0116     $0.0090         N/A
N/A
N/A

---------------
(a) Net of expense subsidies and/or fee
waivers.
(b) Calculated based upon average shares
outstanding, by class.
(c) Total return does not consider the
effects of
sales loads. Total return is
    calculated assuming a purchase of
shares on
the first day and a sale on the
    last day of each period reported and
includes
reinvestment of dividends and
    distributions. Total returns for
periods of
less than a full year are not
    annualized.
----------------------------------------
----------
------------------------------
                                     ---
--
See Notes to Financial Statements.
17

Financial Highlights
PRUDENTIAL GLOBAL GENESIS FUND, INC.
----------------------------------------
----------
------------------------------

Class B

----------------------------------------
----------
----------

Year Ended May 31,

----------------------------------------
----------
----------

1997       1996(b)      1995(b)
1994(b)
1993(b)

--------     --------     --------     -
-------
--------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period..........
$  20.87     $  17.84     $  18.22     $
14.93
$  12.38

--------     --------     --------     -
-------
--------
Income from investment operations
Net investment income
(loss)..................
(.33)        (.09)(a)     (.13)(a)
(.16)(a)
--
Net realized and unrealized gain (loss)
on
   investment and foreign currency

transactions............................
 ...
1.39         3.21         (.19)
3.74
2.55

--------     --------     --------     -
-------
--------
   Total from investment
operations...........
1.06         3.12         (.32)
3.58
2.55

--------     --------     --------     -
-------
--------
Less distributions
Dividends from net investment
income..........
--           --           --
(.05)
--
Dividends in excess of net investment

income..................................
 ...
--         (.09)        (.03)          -
-
--
Distributions from net realized gains on
   investment and foreign currency

transactions............................
 ...
(1.75)          --         (.03)
(.24)
--

--------     --------     --------     -
-------
--------
   Total
distributions........................
(1.75)        (.09)        (.06)
(.29)
--

--------     --------     --------     -
-------
--------
Net asset value, end of
period................
$  20.18     $  20.87     $  17.84     $
18.22
$  14.93

--------     --------     --------     -
-------
--------

--------     --------     --------     -
-------
--------
TOTAL RETURN
(c):.............................
5.83%       17.51%       (1.73)%
24.16%
20.60%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)...............
$120,067     $155,292     $153,670
$174,659
$ 36,136
Average net assets
(000)......................
$133,073     $154,566     $173,591
$102,451
$ 31,561
Ratios to average net assets:
   Expenses, including distribution
fees......
2.53%        2.54%(a)     2.17%(a)
2.25%(a)
2.29%(a)
   Expenses, excluding distribution
fees......
1.53%        1.54%(a)     1.17%(a)
1.25%(a)
1.29%(a)
   Net investment
loss........................
(1.26)%       (.48)%(a)     (.77)%(a)
(.91)%(a)     (.01)%(a)

---------------
(a) Net of expense subsidies and/or fee
waivers.
(b) Calculated based upon average shares
outstanding, by class.
(c) Total return does not consider the
effects of
sales loads. Total return is
    calculated assuming a purchase of
shares on
the first day and a sale on the
    last day of each period reported and
includes
reinvestment of dividends and
    distributions. Total returns for
periods of
less than a full year are not
    annualized.
----------------------------------------
----------
------------------------------
                                     ---
--
See Notes to Financial Statements.
18

Financial Highlights
PRUDENTIAL GLOBAL GENESIS FUND, INC.
----------------------------------------
----------
------------------------------

Class C                      Class Z

----------------------------------     -
----------
---

August 1,     September 13,

1994(d)         1996(e)

Year Ended May 31,       Through
Through

--------------------      May 31,
May 31,

1997       1996(b)       1995(b)
1997

-------     --------     ---------     -
----------
---
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period..........
$ 20.87      $17.84       $ 18.44
$20.46

-------     --------     ---------
-----
Income from investment operations
Net investment gain
(loss)....................
(.27)       (.08)(a)      (.12)(a)
 .03
Net realized and unrealized gain (loss)
on
   investment and foreign currency

transactions............................
 ...
1.33        3.20          (.44)
2.65

-------     --------     ---------
-----
   Total from investment
operations...........
1.06        3.12          (.56)
2.68

-------     --------     ---------
-----
Less distributions
Dividends from net investment
income..........
--          --            --
--
Dividends in excess of net investment

income..................................
 ...
--        (.09)         (.03)
--
Distributions from net realized gains on
   investment and foreign currency

transactions............................
 ...
(1.75)         --          (.01)
(1.75)

-------     --------     ---------
-----
   Total
distributions........................
(1.75)       (.09)         (.04)
(1.75)

-------     --------     ---------
-----
Net asset value, end of
period................
$ 20.18      $20.87       $ 17.84
$21.39

-------     --------     ---------
-----

-------     --------     ---------
-----
TOTAL RETURN
(c):.............................
5.83%      17.51%        (2.90)%
13.90%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)...............
$ 1,874      $2,275       $ 1,307
$  603
Average net assets
(000)......................
$ 1,958      $1,809       $   862
$  188
Ratios to average net assets:
   Expenses, including distribution
fees......
2.53%       2.54%(a)      2.27%(a)(f)
1.53%(f)
   Expenses, excluding distribution
fees......
1.53%       1.54%(a)      1.27%(a)(f)
1.53%(f)
   Net investment gain
(loss).................
(1.24)%      (.44)%(a)     (.90) (a)(f)
(.87)%(f)

---------------
(a) Net of expense subsidies and/or fee
waivers.
(b) Calculated based upon average shares
outstanding, by class.
(c) Total return does not consider the
effects of
sales loads. Total return is
    calculated assuming a purchase of
shares on
the first day and a sale on the
    last day of each period reported and
includes
reinvestment of dividends and
    distributions. Total returns for
periods of
less than a full year are not
    annualized.
(d) Commencement of offering of Class C
shares.
(e) Commencement of offering of Class Z
shares.
(f) Annualized.
----------------------------------------
----------
------------------------------
                                     ---
--
See Notes to Financial Statements.
19

Report of Independent Accountants
PRUDENTIAL GLOBAL GENESIS FUND, INC.
----------------------------------------
----------
------------------------------
To the Board of Directors and
Shareholders of
Prudential Global Genesis Fund, Inc.
In our opinion, the accompanying
statement of
assets and liabilities, including
the portfolio of investments, and the
related
statements of operations and of
changes in net assets and the financial
highlights
present fairly, in all
material respects, the financial
position of
Prudential Global Genesis Fund,
Inc. (the 'Fund') at May 31, 1997, the
results of
its operations for the year
then ended, the changes in its net
assets for each
of the two years in the
period then ended and the financial
highlights for
each of the five years in the
period then ended, in conformity with
generally
accepted accounting principles.
These financial statements and financial
highlights (hereafter referred to as
'financial statements') are the
responsibility of
the Fund's management; our
responsibility is to express an opinion
on these
financial statements based on
our audits. We conducted our audits of
these
financial statements in accordance
with generally accepted auditing
standards which
require that we plan and
perform the audit to obtain reasonable
assurance
about whether the financial
statements are free of material
misstatement. An
audit includes examining, on a
test basis, evidence supporting the
amounts and
disclosures in the financial
statements, assessing the accounting
principles
used and significant estimates
made by management, and evaluating the
overall
financial statement presentation.
We believe that our audits, which
included
confirmation of securities at May 31,
1997 by correspondence with the
custodian and
brokers and the application of
alternative auditing procedures where
confirmations from brokers were not
received, provide a reasonable basis for
the
opinion expressed above.
PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
July 24, 1997
Tax Information
PRUDENTIAL GLOBAL GENESIS FUND, INC.
----------------------------------------
----------
------------------------------
We are required by the Internal Revenue
Code to
advise you within 60 days of the
Fund's fiscal year end (May 31, 1997) as
to the
federal income tax status of
dividends paid during such fiscal year.
Accordingly, we are advising you that
during its fiscal year ended May 31,
1997, the
Fund paid a long-term capital
gain distribution of $1.63, which is
taxable as
such, and a short-term capital
gain distribution of $.12 which is
taxable as
ordinary income. Further, we wish
to advise you that 5.72% of the ordinary
income
dividend paid in the fiscal year
ended May 31, 1997 qualified for the
corporate
dividends received deduction
available to corporate taxpayers.
In January 1998, you will be advised on
IRS Form
1099 DIV or substitute Form
1099, as to the federal tax status of
the
distributions received by you in
calendar 1997. The amounts that will be
reported
on such form 1099 DIV will be
the amounts to use on your federal
income tax
return and will differ from the
amounts which we must report for the
Fund's fiscal
year ended May 31, 1997.
----------------------------------------
----------
------------------------------
                                     ---
--

Comparing A $10,000 Investment.
----------------------------------------
----------
-
Prudential Global Genesis Fund, Inc. vs.
Morgan Stanley Capital International
World Index.


//Prudential Global Genesis
  Fund, Inc. vs.
--Morgan Stanley Capital
  International World Index.


             Class A
                (CHART)

Average Annual Total
 Returns - Class A
-------------------------
    With Sales Load
    8.6% Since Inception
   12.6% for 5 Years
    1.4% for 1 Year

   Without Sales Load
    9.4% Since Inception
   13.7% for 5 Years
    6.7% for 1 Year

             Class B
                (CHART)

Average Annual Total
 Returns - Class B
-------------------------
    With Sales Load
 10.1% Since Inception
 12.7% for 5 Years
  .83% for 1 Year

  Without Sales Load
 10.1% Since Inception
 12.9% for 5 Years
  5.8% for 1 Year


             Class C
                (CHART)

Average Annual Total
  Returns - Class C
----------------------------
    With Sales Load
  6.9% Since Inception
  N/A for 5 Years
  4.8% for 1 Year

  Without Sales Load
  6.9% Since Inception
  N/A for 5 Years
  5.8% for 1 Year

Past performance is not indicative of
future
results. Investment
return and principal value will
fluctuate so an
investor's shares,
when redeemed, may be worth more or less than their original cost.
The box on top of the graphs are
designed to give
you an idea how much the Fund's returns
can
fluctuate from year
to year by measuring the best and worst
calendar
years in terms
of total annual return since inception
of each
share class.

These graphs are furnished to you in
accordance
with SEC
regulations. They compare a $10,000
investment in
the
Prudential Global Genesis (Class A,
Class B, Class
C
and Class Z) with a similar investment
in the
Morgan
Stanley Capital International World
Index (the
Index)
by portraying the initial account values at the commencement of operations of each class, and subsequent account values at the end of this reporting period (May 31), as measured on a quarterly basis, beginning in 1990 for Class A shares, in 1988 for Class B shares, in
1994 for Class C shares and in 1996 for
Class Z
shares. For
purposes of the graphs, and unless
otherwise
indicated, in
the accompanying tables it has been
assumed (a)
that the
maximum applicable front-end sales
charge was
deducted
from the initial $10,000 investment in
Class A
shares;
(b) the maximum applicable contingent
deferred
sales charge
was deducted from the value of the
investment in
Class B and
Class C shares, assuming full redemption on May
31, 1997; (c)
all recurring fees (including management fees) were deducted;
and (d) all dividends and distributions
were
reinvested.  Class
Z shares do not have a sales charge or
distribution fee. Since
Class Z shares have been in existence
less then
one year, no
average annual returns are shown. Class
B shares
will
automatically convert to Class A shares, on a quarterly basis, beginning approximately seven years after purchase.
This conversion feature is not reflected in the graph.

The Index is a weighted index comprised
of
approximately
1,500 companies listed on the stock
exchanges of
the U.S.,
Europe, Canada, Australia, New Zealand
and the Far
East. The
combined market capitalization of these
companies
represents
approximately 60% of the aggregate
market value of
the stock
exchanges in the countries comprising
the Index.
The Index is
unmanaged and includes the reinvestment
of all
dividends, but
does not reflect the payment of
transaction costs
and advisory
fees associated with an investment in
the Fund.
The securities
in the Index may differ substantially
from the
securities in
the Fund. The Index is not the only one
that may
be used to
characterize performance of stock funds
and other
indexes may
portray different comparative
performance.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Stephen C. Eyre
Delayne Dedrick Gold
Robert F. Gunia
Don G. Hoff
Robert E. LaBlanc
Mendel A. Melzer
Richard A. Redeker
Robin B. Smith
Stephen Stoneburn
Nancy H. Teeters

Officers
Richard A. Redeker, President
Susan C. Cote, Vice President
Thomas A. Early, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary

Manager
Prudential Investments Fund Management
LLC Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07101

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell
125 Broad Street
New York, NY 10004

The views expressed in this report and
information
about the
Fund's portfolio holdings are for the
period
covered by this
report and are subject to change
thereafter.

This report is not authorized for
distribution to
prospective investors unless preceded or accompanied by a current prospectus.

744333105    MF136E
744333204    Cat. #430150J
744333303
744333402